Fair Value of Financial Information - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock with mandatory redemption requirements	$ 3	$ 3
Long-term debt	14,256	13,155
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock with mandatory redemption requirements	3	3
Long-term debt	13,334	11,873
Fair Value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock with mandatory redemption requirements	0	0
Long-term debt	11,653	10,165
Fair Value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock with mandatory redemption requirements	0	0
Long-term debt	1,065	1,050
Fair Value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock with mandatory redemption requirements	3	3
Long-term debt	$ 616	$ 658